UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—February 28, 2019

Item 1: Reports to Shareholders

Vanguard® CMT Funds

February 28, 2019

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

Market Liquidity Fund

As of 2/28/2019

Sector Diversification (% of portfolio)

Finance
Certificates of Deposit	25.9%
Commercial Paper	26.9
Repurchase Agreements	0.4
U.S. Government and Agency Obligations	45.9
Taxable Municipal Bonds	0.1
Other Notes	0.8

Municipal Cash Management Fund

As of 2/28/2019

Largest State Concentrations[1]
New York	20.5%
Texas	11.1
Pennsylvania	6.0
Illinois	5.4
Florida	4.3
Massachusetts	4.1
Missouri	3.8
Multiple States	3.3
Ohio	3.3
Michigan	3.3
Top Ten	65.1%

1Percentages of total net assets

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid
	August 31, 2018	February 28, 2019	During Period[1]
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,011.90	$0.02
Municipal Cash Management Fund	$1,000.00	$1,007.82	$0.05

Based on Hypothetical 5% Yearly Return
Market Liquidity Fund	$1,000.00	$1,024.74	$0.03
Municipal Cash Management Fund	$1,000.00	$1,024.69	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Market Liquidity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (46.9%)
2	Federal Home Loan Bank Discount Notes	2.402%–2.419%	3/1/19	835,445	835,395
2	Federal Home Loan Bank Discount Notes	2.402%–2.413%	3/7/19	547,500	547,297
2	Federal Home Loan Bank Discount Notes	2.394%–2.396%	3/15/19	345,000	344,700
2	Federal Home Loan Bank Discount Notes	2.399%	3/19/19	12,000	11,987
2	Federal Home Loan Bank Discount Notes	2.394%–2.399%	3/20/19	403,000	402,524
2	Federal Home Loan Bank Discount Notes	2.389%–2.399%	3/22/19	950,000	948,755
2	Federal Home Loan Bank Discount Notes	2.405%	3/25/19	300,000	299,550
2	Federal Home Loan Bank Discount Notes	2.400%	3/26/19	741,831	740,674
2	Federal Home Loan Bank Discount Notes	2.390%	3/27/19	204,250	203,919
2	Federal Home Loan Bank Discount Notes	2.419%	4/12/19	331,300	330,449
2	Federal Home Loan Bank Discount Notes	2.423%	4/17/19	514,983	513,495
2	Federal Home Loan Bank Discount Notes	2.423%	4/22/19	677,250	675,083
2	Federal Home Loan Bank Discount Notes	2.424%	4/24/19	50,108	49,942
2,4	Federal Home Loan Bank, 1M USD LIBOR - 0.130%	2.379%	3/1/19	150,000	150,000
	United States Treasury Bill	2.398%	3/1/19	750,000	749,947
	United States Treasury Bill	2.394%–2.397%	3/5/19	1,250,000	1,249,675
	United States Treasury Bill	2.379%	3/7/19	1,208,000	1,207,529
	United States Treasury Bill	2.399%	3/12/19	1,800,000	1,798,704
	United States Treasury Bill	2.389%	3/14/19	958,000	957,186
	United States Treasury Bill	2.399%	3/19/19	1,000,000	998,820
	United States Treasury Bill	2.364%–2.389%	3/21/19	2,500,000	2,496,750
	United States Treasury Bill	2.394%	3/26/19	518,775	517,919
	United States Treasury Bill	2.409%	4/2/19	750,000	748,418
	United States Treasury Bill	2.394%–2.397%	4/9/19	1,550,000	1,546,001
	United States Treasury Bill	2.409%	4/16/19	500,000	498,470
	United States Treasury Bill	2.409%	4/23/19	564,825	562,848
	United States Treasury Bill	2.405%	4/25/19	750,000	747,270
	United States Treasury Bill	2.419%	4/30/19	1,250,000	1,245,312
	United States Treasury Bill	2.389%	5/2/19	750,000	746,918
	United States Treasury Bill	2.399%–2.481%	5/9/19	1,499,500	1,492,632
	United States Treasury Bill	2.415%–2.496%	5/16/19	2,000,000	1,989,920
	United States Treasury Bill	2.410%	5/23/19	1,750,000	1,740,357

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	United States Treasury Bill	2.420%	5/30/19	2,000,000	1,988,060
Total U.S. Government and Agency Obligations (Cost $29,335,517)					29,336,506
Commercial Paper (27.4%)
Bank Holding Company (0.3%)
3	ABN Amro Funding USA LLC	2.806%	4/3/19	34,000	33,919
3	ABN Amro Funding USA LLC	2.627%	5/2/19	15,750	15,679
3	ABN Amro Funding USA LLC	2.617%	5/7/19	28,500	28,362
3	ABN Amro Funding USA LLC	2.714%	5/16/19	25,000	24,862
3	ABN Amro Funding USA LLC	2.674%	5/28/19	23,000	22,853
3	ABN Amro Funding USA LLC	2.653%–2.663%	6/4/19	39,500	39,227
3	ABN Amro Funding USA LLC	2.674%	6/5/19	16,000	15,888
3	ABN Amro Funding USA LLC	2.622%	6/6/19	6,000	5,957
3	ABN Amro Funding USA LLC	2.602%	6/20/19	33,250	32,980
					219,727
Finance—Auto (0.9%)
	American Honda Finance Corp.	2.611%	4/4/19	9,500	9,476
	American Honda Finance Corp.	2.612%	4/10/19	14,000	13,958
	American Honda Finance Corp.	2.658%	4/22/19	46,000	45,822
	American Honda Finance Corp.	2.658%	4/23/19	15,500	15,439
	American Honda Finance Corp.	2.615%–2.638%	4/25/19	62,500	62,244
	American Honda Finance Corp.	2.658%	4/26/19	15,500	15,435
	American Honda Finance Corp.	2.614%	5/8/19	13,000	12,934
	American Honda Finance Corp.	2.615%	5/13/19	20,000	19,890
	American Honda Finance Corp.	2.588%–2.597%	5/21/19	50,500	50,191
	American Honda Finance Corp.	2.596%–2.637%	5/22/19	76,500	76,026
	American Honda Finance Corp.	2.638%	5/24/19	33,000	32,791
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.710%	5/16/19	66,000	66,025
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.230%	2.710%	7/16/19	100,000	100,060
4	Toyota Motor Credit Corp., 1M USD LIBOR + 0.280%	2.764%	6/26/19	63,500	63,545
					583,836
Foreign Banks (19.6%)
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.794%	6/4/19	167,500	167,589
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.280%	2.794%	7/5/19	100,000	100,056
3,4	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.340%	2.825%	11/20/19	250,000	250,327
3	Bank of Nova Scotia	2.779%	3/11/19	70,000	69,945
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.150%	2.643%	3/28/19	73,000	73,004
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.150%	2.643%	3/28/19	85,500	85,504
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	2.640%	4/18/19	222,250	222,268
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	2.650%	4/25/19	100,000	100,009
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.270%	2.760%	5/23/19	75,000	75,028
3,4	Bank of Nova Scotia, 1M USD LIBOR + 0.270%	2.763%	5/28/19	109,000	109,044
	BNP Paribas SA (New York Branch)	2.380%	3/1/19	110,000	109,992
3,4	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.150%	2.634%	3/26/19	225,000	225,016
3,4	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.160%	2.673%	3/8/19	300,000	300,009

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3,4	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.240%	2.720%	5/20/19	150,000	150,052
3	Commonwealth Bank of Australia	2.754%	3/7/19	298,000	297,857
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.120%	2.614%	8/14/19	32,000	32,003
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.723%	9/6/19	108,000	108,057
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.708%	9/13/19	50,250	50,278
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.690%	9/16/19	36,000	36,020
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.814%	11/4/19	64,000	64,075
3,4	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.821%	11/22/19	64,000	64,098
3,4	Commonwealth Bank of Australia, 3M USD LIBOR +0.050%	2.788%	8/2/19	9,000	9,002
	Credit Agricole Corporate & Investment Bank (New York Branch)	2.390%	3/1/19	1,248,000	1,247,913
	Credit Suisse AG (New York Branch)	2.576%	5/28/19	306,000	304,060
3	DNB Bank ASA	2.722%	3/1/19	11,750	11,749
3	DNB Bank ASA	2.769%	3/18/19	250,000	249,695
3	DNB Bank ASA	2.547%	6/4/19	34,000	33,769
3	DNB Bank ASA	2.598%	6/10/19	150,000	148,914
3	DNB Bank ASA	2.680%	6/24/19	155,000	153,713
3,4	HSBC Bank plc, 1M USD LIBOR + 0.260%	2.753%	3/29/19	82,000	82,002
3	National Australia Bank Ltd.	2.711%	6/24/19	77,000	76,366
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.618%	8/13/19	83,000	83,000
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.614%	8/14/19	83,000	83,000
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.140%	2.654%	4/5/19	50,000	50,004
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.140%	2.657%	4/9/19	50,000	50,004
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.650%	5/16/19	33,500	33,506
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.650%	5/17/19	166,500	166,532
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.170%	2.674%	6/12/19	200,000	200,046
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.180%	2.694%	5/3/19	267,000	267,048
3,4	National Australia Bank Ltd., 1M USD LIBOR + 0.300%	2.780%	8/16/19	156,000	156,129
3	Nederlandse Waterschapsbank NV	2.421%	3/4/19	333,000	332,910
3	Nordea Bank ABP	2.795%	3/18/19	100,000	99,874
3	Nordea Bank ABP	2.550%	5/20/19	59,000	58,661
3	Nordea Bank ABP	2.564%	5/22/19	200,000	198,822
3	Nordea Bank ABP	2.597%	6/12/19	169,350	168,095
3	Nordea Bank ABP	2.566%	6/24/19	200,000	198,346
3	NRW Bank	2.396%	3/6/19	399,000	398,840
3	Royal Bank of Canada	2.680%	6/25/19	100,000	99,165

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3,4	Royal Bank of Canada, 1M USD LIBOR + 0.320%	2.834%	8/2/19	80,000	80,058
	Santander UK plc	2.755%	3/11/19	93,000	92,929
3	Skandinaviska Enskilda Banken AB	2.603%	6/6/19	150,000	148,949
3	Sumitomo Mitsui Banking Corporation	2.761%	3/11/19	275,000	274,791
3	Sumitomo Mitsui Banking Corporation	2.820%	3/21/19	15,000	14,978
3	Svenska Handelsbanken AB	2.551%	5/24/19	150,000	149,096
	Swedbank AB	2.552%	3/25/19	28,000	27,951
	Swedbank AB	2.552%	3/26/19	41,000	40,925
	Swedbank AB	2.552%	3/27/19	55,000	54,896
	Swedbank AB	2.553%	3/28/19	55,000	54,891
	Swedbank AB	2.553%	3/29/19	11,000	10,977
	Swedbank AB	2.745%	5/14/19	200,000	198,936
	Swedbank AB	2.745%	5/15/19	250,000	248,652
	Swedbank AB	2.715%	5/20/19	49,930	49,643
	Swedbank AB	2.710%	6/17/19	149,000	147,844
	Swedbank AB	2.710%–2.715%	6/18/19	129,000	127,989
	Swedbank AB	2.600%	6/19/19	106,140	105,300
	Swedbank AB	2.690%	6/20/19	100,000	99,202
3	Toronto-Dominion Bank	2.421%–2.462%	3/1/19	383,820	383,793
3	Toronto-Dominion Bank	2.725%	5/17/19	350,000	348,089
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.150%	2.640%	3/25/19	300,000	300,036
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.727%	8/9/19	140,000	140,095
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.727%	9/10/19	150,000	150,114
3,4	Toronto-Dominion Bank, 1M USD LIBOR + 0.300%	2.780%	6/19/19	200,000	200,158
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.698%	9/13/19	172,500	172,491
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.690%	9/19/19	130,000	129,999
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.220%	2.704%	7/26/19	115,000	115,023
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.270%	2.752%	5/21/19	200,000	200,054
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.804%	6/12/19	232,000	232,095
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.798%	6/13/19	97,000	97,040
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.793%	10/28/19	99,000	99,066
3,4	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.833%	11/8/19	150,000	150,094
					12,297,550
Foreign Governments (2.8%)
3	Alberta (Province Of)	2.708%	4/10/19	21,000	20,937
3	Alberta (Province Of)	2.647%	4/17/19	23,000	22,918
3	Alberta (Province Of)	2.808%–2.819%	5/1/19	57,500	57,228
	BNG Bank NV	2.411%	3/7/19	800,000	799,632
3	CDP Financial Inc.	2.818%	5/1/19	97,000	96,572
5	CPPIB Capital Inc.	2.556%	5/22/19	25,000	24,851
	Export Development Canada	2.585%	4/2/19	183,000	182,564

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Export Development Canada	2.640%	5/1/19	75,750	75,399
	Export Development Canada	2.640%	5/2/19	21,000	20,901
	Export Development Canada	2.640%	5/3/19	10,500	10,450
5	Ontario Teachers’ Finance Trust	2.502%	3/18/19	16,500	16,478
5	Ontario Teachers’ Finance Trust	2.585%	3/27/19	50,000	49,899
5	Ontario Teachers’ Finance Trust	2.589%	4/8/19	30,100	30,012
5	Ontario Teachers’ Finance Trust	2.826%	4/9/19	16,000	15,952
5	PSP Capital Inc.	2.566%	5/21/19	33,000	32,807
5	PSP Capital Inc.	2.711%	6/18/19	30,000	29,765
5	PSP Capital Inc.	2.701%	6/20/19	30,000	29,761
5	PSP Capital Inc.	2.594%	6/21/19	64,500	63,981
5	PSP Capital Inc.	2.659%–2.701%	6/27/19	20,500	20,326
5	PSP Capital Inc.	2.659%	6/28/19	15,250	15,120
5	PSP Capital Inc.	2.598%	7/8/19	11,000	10,898
3	State of the Netherlands	2.431%	3/7/19	100,000	99,953
					1,726,404
Foreign Industrial (1.8%)
3	BASF SE	2.578%	3/18/19	47,000	46,941
3	BASF SE	2.578%	3/21/19	50,000	49,926
3	BASF SE	2.579%	3/25/19	32,000	31,943
3	BASF SE	2.579%	3/26/19	98,385	98,204
3	BASF SE	2.708%	4/9/19	58,000	57,833
3	BASF SE	2.708%	4/16/19	58,000	57,802
3	BASF SE	2.607%	5/6/19	31,750	31,592
3	John Deere Canada ULC	2.565%	5/16/19	49,000	48,728
3	Nestle Capital Corp.	2.583%	4/4/19	50,000	49,885
3	Nestle Capital Corp.	2.583%	4/8/19	98,000	97,747
	Nestle Finance International Ltd.	2.396%	3/6/19	121,000	120,952
	Nestle Finance International Ltd.	2.551%	6/26/19	84,000	83,298
	Nestle Finance International Ltd.	2.597%	7/22/19	67,000	66,314
3	Siemens Capital Co. LLC	2.567%	5/13/19	9,000	8,952
3	Total Capital Canada Ltd.	2.627%	4/23/19	61,000	60,758
3	Total Capital Canada Ltd.	2.597%	4/30/19	99,500	99,057
3	Total Capital Canada Ltd.	2.597%	5/1/19	87,750	87,353
	Toyota Credit Canada Inc.	2.918%	6/10/19	16,000	15,874
	Toyota Credit Canada Inc.	2.919%	6/11/19	16,000	15,872
					1,129,031
Industrial (2.0%)
3	Apple Inc.	2.634%	6/3/19	23,000	22,846
3	Apple Inc.	2.595%–2.68%	6/18/19	73,500	72,927
3	Apple Inc.	2.574%	6/19/19	49,000	48,615
3	Apple Inc.	2.717%	6/24/19	29,000	28,762
3	Apple Inc.	2.680%–2.712%	6/25/19	66,000	65,453
3	Apple Inc.	2.648%	6/26/19	58,000	57,514
3	Apple Inc.	2.586%	7/1/19	72,000	71,371
3	Apple Inc.	2.573%	7/2/19	67,000	66,406
3	Apple Inc.	2.586%–2.596%	7/15/19	35,000	34,659
3	Apple Inc.	2.586%–2.596%	7/16/19	43,500	43,072
3	Apple Inc.	2.596%	7/17/19	200,500	198,489
	Exxon Mobil Corp.	2.422%	3/4/19	92,000	91,975
	Exxon Mobil Corp.	2.422%	3/5/19	33,000	32,989
3	Henkel of America Inc.	2.560%	4/5/19	12,000	11,969
3	Henkel of America Inc.	2.551%	4/8/19	30,000	29,917
3	Henkel of America Inc.	2.570%	4/24/19	15,000	14,941

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Henkel of America Inc.	2.563%	5/6/19	15,000	14,928
3	Henkel of America Inc.	2.564%	5/8/19	11,000	10,945
3	Henkel of America Inc.	2.564%	5/9/19	24,000	23,879
3	John Deere Capital Corp.	2.565%	5/13/19	33,000	32,824
3	John Deere Capital Corp.	2.565%	5/14/19	49,500	49,232
3	John Deere Capital Corp.	2.565%	5/15/19	50,000	49,726
3	Novartis Finance Corp.	2.432%	3/4/19	27,000	26,992
3	Novartis Finance Corp.	2.432%	3/5/19	46,000	45,984
3	Walmart Inc.	2.421%–2.422%	3/4/19	82,500	82,478
					1,228,893
Total Commercial Paper (Cost $17,183,419)					17,185,441
Certificates of Deposit (26.4%)
Domestic Banks (3.8%)
	Citibank NA	2.840%	4/10/19	300,000	300,126
	Citibank NA	2.920%	6/12/19	50,000	50,055
4	HSBC Bank USA NA, 1M USD LIBOR + 0.160%	2.669%	4/1/19	132,250	132,250
4	HSBC Bank USA NA, 1M USD LIBOR + 0.170%	2.652%	3/21/19	25,000	25,000
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.250%	2.730%	4/18/19	200,000	199,998
4	State Street Bank & Trust Co., 1M USD LIBOR + 0.300%	2.814%	5/2/19	398,000	398,020
4	US Bank NA, 1M USD LIBOR + 0.280%	2.770%	6/24/19	300,000	300,183
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.647%	8/12/19	315,000	315,003
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.130%	2.647%	8/14/19	185,000	185,002
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.200%	2.689%	4/15/19	100,000	100,018
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.280%	2.789%	5/1/19	278,000	278,086
4	Wells Fargo Bank NA, 1M USD LIBOR + 0.280%	2.794%	5/2/19	72,000	72,023
					2,355,764
Yankee Certificates of Deposit (22.6%)
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.799%	11/15/19	48,000	48,051
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.769%	8/15/19	16,000	16,011
4	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.280%	2.760%	8/19/19	33,000	33,023
	Bank of Montreal (Chicago Branch)	2.730%	3/4/19	125,000	125,004
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.150%	2.662%	3/7/19	15,000	15,000
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.170%	2.684%	3/4/19	225,000	225,002
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.170%	2.650%	4/17/19	200,000	200,022
4	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.180%	2.697%	5/9/19	175,000	175,035

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.110%	2.594%	8/26/19	180,000	180,268
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.644%	9/4/19	72,000	72,000
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.647%	9/11/19	175,000	174,888
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.150%	2.667%	4/10/19	82,500	82,505
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.250%	2.767%	7/9/19	50,000	50,024
4	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.290%	2.774%	6/26/19	191,000	191,111
	BNP Paribas SA (New York Branch)	2.400%	3/6/19	500,000	500,000
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.150%	2.630%	3/19/19	200,000	200,010
4	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.250%	2.754%	8/12/19	75,500	75,548
	Commonwealth Bank of Australia (New York Branch)	2.590%	6/19/19	32,000	32,006
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.589%	9/3/19	35,500	35,500
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.130%	2.642%	3/7/19	33,000	33,001
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.140%	2.657%	4/9/19	33,000	33,003
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.220%	2.710%	9/24/19	72,000	72,045
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.270%	2.760%	5/23/19	80,000	80,037
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.794%	6/4/19	40,500	40,521
4	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.760%	10/18/19	75,000	75,077
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.250%	2.735%	5/20/19	84,000	84,032
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.270%	2.750%	6/17/19	128,000	128,069
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.789%	6/3/19	64,000	64,032
4	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.280%	2.773%	6/28/19	32,000	32,020
	Credit Suisse AG (New York Branch)	2.790%	3/4/19	219,000	219,009
	Credit Suisse AG (New York Branch)	2.790%	3/5/19	231,000	231,012
4	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.002%	2.734%	7/12/19	140,000	140,036
4	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.120%	2.637%	3/11/19	250,000	250,003
	KBC Bank NV (New York Branch)	2.400%	3/4/19	439,000	439,000
	KBC Bank NV (New York Branch)	2.400%	3/5/19	97,000	97,000
	KBC Bank NV (New York Branch)	2.400%	3/6/19	664,000	664,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/13/19	51,000	51,005
	MUFG Bank Ltd. (New York Branch)	2.720%	3/19/19	350,000	350,049
	MUFG Bank Ltd. (New York Branch)	2.830%	5/14/19	180,000	180,117
	MUFG Bank Ltd. (New York Branch)	2.740%	5/22/19	280,000	280,140

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	MUFG Bank Ltd. (New York Branch)	2.630%	6/5/19	100,000	100,027
	Natixis (New York Branch)	2.400%	3/5/19	1,218,000	1,218,000
	Nordea Bank ABP (New York Branch)	2.710%	3/4/19	500,000	500,015
	Nordea Bank ABP (New York Branch)	2.760%	3/11/19	250,000	250,025
4	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.150%	2.659%	4/1/19	250,000	250,023
4	Nordea Bank ABP (New York Branch), 1M USD LIBOR + 0.170%	2.659%	5/15/19	250,000	250,057
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.140%	2.654%	3/4/19	250,000	250,003
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.150%	2.659%	4/1/19	250,000	250,010
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.190%	2.694%	6/12/19	150,000	150,027
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.727%	9/11/19	150,000	150,042
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.690%	9/17/19	125,000	125,034
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.734%	10/4/19	75,000	75,023
4	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.240%	2.730%	4/23/19	250,000	250,048
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.600%	3/18/19	34,750	34,751
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.613%	9/27/19	70,000	70,005
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.130%	2.610%	9/19/19	85,000	84,999
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.140%	2.653%	4/8/19	49,000	49,003
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.140%	2.629%	4/15/19	69,000	69,005
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.150%	2.667%	5/9/19	150,000	150,018
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.160%	2.664%	4/12/19	19,000	19,002
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.200%	2.681%	7/22/19	150,000	150,053
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.260%	2.777%	6/10/19	300,000	300,138
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.280%	2.789%	7/1/19	200,000	200,116
4	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.290%	2.803%	8/8/19	250,000	250,190
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.750%	3/4/19	76,000	76,002
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.760%	3/5/19	105,000	105,004
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.650%	6/5/19	170,000	170,054
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.670%	6/14/19	20,000	20,008
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.590%	6/21/19	38,600	38,608

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.280%	2.797%	5/9/19	200,000	200,072
4	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.300%	2.809%	5/1/19	50,000	50,017
	Svenska HandelsBanken AB (New York Branch)	2.590%	6/19/19	175,000	175,033
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.593%	8/28/19	200,000	200,088
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.150%	2.659%	4/1/19	200,000	200,014
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.170%	2.650%	6/18/19	83,000	83,017
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.210%	2.691%	7/22/19	100,000	100,039
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.220%	2.709%	7/15/19	250,000	250,102
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.230%	2.747%	7/10/19	100,000	100,044
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.290%	2.774%	6/26/19	100,000	100,061
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.300%	2.813%	8/6/19	200,000	200,158
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.823%	11/13/19	100,000	100,117
4	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.340%	2.825%	11/20/19	100,000	100,131
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.120%	2.601%	8/22/19	197,000	196,998
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.180%	2.669%	5/15/19	225,000	225,043
4	Swedbank AB (New York Branch), 1M USD LIBOR + 0.290%	2.780%	7/25/19	200,000	200,146
4,5	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.210%	2.695%	9/20/19	125,000	125,000
					14,185,586
Total Certificates of Deposit (Cost $16,537,588)					16,541,350
Other Notes (0.8%)
4	Bank of America NA, 1M USD LIBOR + 0.150%	2.664%	4/4/19	83,250	83,248
4	Bank of America NA, 1M USD LIBOR + 0.160%	2.672%	5/7/19	50,000	49,995
4	Bank of America NA, 1M USD LIBOR + 0.160%	2.673%	5/8/19	50,000	49,992
4	Bank of America NA, 1M USD LIBOR + 0.180%	2.697%	4/11/19	78,000	77,996
4	Bank of America NA, 1M USD LIBOR + 0.260%	2.749%	5/15/19	64,000	63,994
4	Bank of America NA, 1M USD LIBOR + 0.280%	2.797%	5/10/19	97,000	96,991
4	Bank of America NA, 1M USD LIBOR + 0.300%	2.814%	6/4/19	97,000	97,012
Total Other Notes (Cost $519,250)					519,228
Repurchase Agreements (0.5%)
	Bank of Montreal (Dated 2/28/19, Repurchase Value $168,012,000, collateralized by U.S. Treasury Note/Bond, 2.000%-2.625%, 1/31/21-7/31/24, with a value of $171,360,000)	2.530%	3/1/19	168,000	168,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Bank of Nova Scotia (Dated 2/28/19, Repurchase Value $118,008,000, collateralized by U.S. Treasury Note/Bond 2.250%-2.500%, 3/15/21-5/15/46, with a value of $120,360,000)	2.550%	3/1/19	118,000	118,000
Total Repurchase Agreements (Cost $286,000)					286,000
Taxable Municipal Bonds (0.1%)
6	Greene County GA Development Authority Revenue VRDO	2.440%	3/7/19	3,750	3,750
5	Los Angeles CA Department of Water & Power Revenue TOB VRDO	2.470%	3/7/19	16,000	16,000
5	Massachusetts Transportation Fund Revenue TOB VRDO	2.470%	3/7/19	16,000	16,000
6	New York State Housing Finance Agency Housing Revenue 2017 A VRDO	2.420%	3/7/19	7,750	7,750
6	New York State Housing Finance Agency Housing Revenue VRDO	2.500%	3/7/19	9,000	9,000
5	Seattle WA Municipal Light & Power Revenue TOB VRDO	2.470%	3/7/19	16,000	16,000
Total Taxable Municipal Bonds (Cost $68,500)					68,500

Total Investments (102.1%) (Cost $63,930,274)					63,937,025

					Amount
					($000)
Other Assets and Liabilities (-2.1%)
Other Assets
Receivables for Accrued Income					38,207
Total Other Assets					38,207
Liabilities
Payables for Investment Securities Purchased					(1,380,773)
Payables to Vanguard					(127)
Other Liabilities					(370)
Total Liabilities					(1,381,270)

Net Assets (100%)
Applicable to 625,852,785 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					62,593,962
Net Asset Value Per Share					$100.01

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	62,585,699
Total Distributable Earnings (Loss)	8,263
Net Assets	62,593,962

•  See Note A in Notes to Financial Statements.

Market Liquidity Fund

1  Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2  The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3  Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2019, the aggregate value of these securities was $11,823,435,000, representing 18.9% of net assets.

4  Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $512,850,000, representing 0.8% of net assets.

6  Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Inter-bank Offered Rate.

TOB—Tender Option Bond.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	656,309
Total Income	656,309
Expenses
The Vanguard Group—Note B
Management and Administrative	1,362
Custodian Fees	46
Total Expenses	1,408
Expenses Paid Indirectly	(46)
Net Expenses	1,362
Net Investment Income	654,947
Realized Net Gain (Loss) on Investment Securities Sold	19
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(1,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	653,821

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	654,947	992,736
Realized Net Gain (Loss)	19	(215)
Change in Unrealized Appreciation (Depreciation)	(1,145)	333
Net Increase (Decrease) in Net Assets Resulting from Operations	653,821	992,854
Distributions
Net Investment Income	(655,013)	(992,731)
Realized Capital Gain	—	—
Total Distributions	(655,013)	(992,731)
Capital Share Transactions
Issued	309,270,530	621,227,288
Issued in Lieu of Cash Distributions	654,865	992,731
Redeemed	(302,266,538)	(620,153,995)
Net Increase (Decrease) from Capital Share Transactions	7,658,857	2,066,024
Total Increase (Decrease)	7,657,665	2,066,147
Net Assets
Beginning of Period	54,936,297	52,870,150
End of Period	62,593,962	54,936,297

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016[1]	2015[1]	2014[1]
Net Asset Value, Beginning of Period	$100.02	$100.02	$100.01	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	1.194	1.676	.919	.421	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	(.010)	—	.010	.010	—	—
Total from Investment Operations	1.184	1.676	.929	.431	.100	.100
Distributions
Dividends from Net Investment
Income	(1.194)	(1.676)	(.919)	(.421)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—	—
Total Distributions	(1.194)	(1.676)	(.919)	(.421)	(.100)	(.100)
Net Asset Value, End of Period	$100.01	$100.02	$100.02	$100.01	$100.00	$100.00

Total Return	1.19%	1.69%	0.93%	0.43%	0.13%	0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$62,594	$54,936	$52,870	$43,683	$47,040	$37,202
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	2.41%	1.68%	0.93%	0.42%	0.13%	0.12%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund also invests in short-term debt instruments issued by the U.S government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015-2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of

Market Liquidity Fund

trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $46,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

E. As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	63,930,274
Gross Unrealized Appreciation	7,780
Gross Unrealized Depreciation	(1,029)
Net Unrealized Appreciation (Depreciation)	6,751

Market Liquidity Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $215,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018

	Shares	Shares
	(000)	(000)
Issued	3,092,630	6,211,968
Issued in Lieu of Cash Distributions	6,549	9,927
Redeemed	(3,022,607)	(6,201,211)
Net Increase (Decrease) in Shares Outstanding	76,572	20,684

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets (unaudited)

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.7%)
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	1.750%	3/7/19	LOC	6,000	6,000
	Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue (Hunt Refining Project) VRDO	1.750%	3/7/19	LOC	15,000	15,000
						21,000
Alaska (2.5%)
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.700%	3/7/19		20,000	20,000
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.720%	3/7/19		15,600	15,600
	Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks) VRDO	1.710%	3/1/19	LOC	37,260	37,260
						72,860
Arizona (1.3%)
	Arizona Health Facilities Authority Revenue (Banner Health) VRDO	1.770%	3/7/19	LOC	30,920	30,920
1	Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	1.840%	3/7/19		7,350	7,350
						38,270
California (0.3%)
	Los Angeles CA TRANS	4.000%	6/27/19		10,000	10,081

Colorado (3.2%)
	Colorado General Fund Revenue	5.000%	6/26/19		11,350	11,469
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.770%	3/7/19		5,700	5,700
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.740%	3/7/19		18,230	18,230
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.750%	3/7/19		5,465	5,465
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.740%	3/7/19		4,075	4,075
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.730%	3/7/19		8,900	8,900
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.800%	3/7/19		5,100	5,100
	University of Colorado CP	1.680%	5/2/19		10,000	9,999
1	University of Colorado Enterprise System Revenue TOB VRDO	1.770%	3/7/19	LOC	22,500	22,500
	University of Colorado Hospital Authority Revenue VRDO	1.710%	3/7/19		2,830	2,830
						94,268
Connecticut (0.8%)
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) VRDO	1.760%	3/7/19	LOC	24,460	24,460

District of Columbia (0.2%)
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.770%	3/7/19		5,935	5,935

Florida (4.3%)
1	Florida Development Finance Corp. Healthcare Facilities Revenue (Shands Jacksonville Medical Center Obligated Group) TOB VRDO	1.760%	3/7/19	LOC	20,275	20,275
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.770%	3/7/19		5,000	5,000
	Miami-Dade County FL Seaport Revenue VRDO	1.740%	3/7/19	LOC	34,800	34,800
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.840%	3/7/19		11,735	11,735
1	Orange County FL School Board COP TOB VRDO	1.840%	3/7/19		3,750	3,750
1	Orange County FL School Board COP TOB VRDO	1.840%	3/7/19		7,500	7,500
	Orlando FL Utility Commission Utility System Revenue VRDO	1.700%	3/7/19		13,200	13,200
	Orlando FL Utility Commission Utility System Revenue VRDO	1.700%	3/7/19		4,600	4,600
	Orlando FL Utility Commission Utility System Revenue VRDO	1.700%	3/7/19		22,735	22,735
	Palm Beach County FL School District TANS	3.000%	8/30/19		5,000	5,032
						128,627
Georgia (1.8%)
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.770%	3/7/19		8,015	8,015
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.740%	3/7/19	LOC	7,100	7,100

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) VRDO	1.760%	3/7/19		15,600	15,600
1	Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	1.770%	3/7/19	(Prere.)	17,615	17,615
	Municipal Electric Authority Georgia Revenue VRDO	1.690%	3/7/19	LOC	5,300	5,300
						53,630
Illinois (5.4%)
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.770%	3/7/19	LOC	3,640	3,640
	Illinois Development Finance Authority Revenue (Chicago Horticultural Society) VRDO	1.750%	3/7/19	LOC	16,000	16,000
	Illinois Finance Authority Revenue (Bradley University) VRDO	1.730%	3/7/19	LOC	12,600	12,600
	Illinois Finance Authority Revenue (Bradley University) VRDO	1.730%	3/7/19	LOC	10,000	10,000
	Illinois Finance Authority Revenue (Illinois College) VRDO	1.710%	3/7/19	LOC	4,915	4,915
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.800%	3/7/19		2,055	2,055
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.800%	3/7/19		12,750	12,750
	Illinois Finance Authority Revenue (Northwestern University) VRDO	1.740%	3/7/19		47,400	47,400
	Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.730%	3/1/19	LOC	15,720	15,720
	Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.730%	3/1/19	LOC	2,700	2,700
	Illinois Finance Authority Revenue (University of Chicago) VRDO	1.730%	3/7/19		18,600	18,600
	Illinois Finance Authority Revenue (University of Chicago) VRDO	1.730%	3/7/19		8,776	8,776
	Illinois Toll Highway Authority Revenue VRDO	1.760%	3/7/19		3,580	3,580
						158,736
Indiana (2.1%)
	Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.790%	3/7/19	LOC	8,340	8,340
	Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.760%	3/7/19		16,010	16,010
	Indiana Finance Authority Revenue (Duke Energy Project) VRDO	1.710%	3/1/19	LOC	17,400	17,400
	Indiana Finance Authority Revenue (Trinity Health) VRDO	1.740%	3/7/19		13,415	13,415
	Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) VRDO	1.760%	3/7/19		7,000	7,000
						62,165
Kentucky (0.3%)
	Kentucky Economic Development Finance Authority Hospital Facilities Revenue (St. Elizabeth Medical Center Inc.) VRDO	1.690%	3/7/19	LOC	7,600	7,600

Louisiana (2.9%)
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.720%	3/1/19		34,340	34,340
	East Baton Rouge Parish LA Sales Tax Revenue VRDO	1.740%	3/7/19	LOC	36,180	36,180
	Industrial Development Board of the Parish of East Baton Rouge LA (ExxonMobil Project) Revenue VRDO	1.720%	3/1/19		4,300	4,300
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.750%	3/7/19	LOC	10,000	10,000
						84,820
Maryland (1.0%)
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical System) VRDO	1.740%	3/7/19	LOC	6,350	6,350
	Washington MD Suburban Sanitary Commission BAN VRDO	1.690%	3/7/19		11,700	11,700
	Washington MD Suburban Sanitary Commission BAN VRDO	1.730%	3/7/19		12,100	12,100
						30,150
Massachusetts (4.1%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.750%	3/7/19		17,150	17,150
	Massachusetts Development Finance Agency Revenue (Cushing Academy Issue) VRDO	1.740%	3/7/19	LOC	18,310	18,310
	Massachusetts GO	4.000%	5/23/19		5,000	5,027
	Massachusetts GO	4.000%	6/20/19		5,240	5,276
1	Massachusetts GO TOB VRDO	1.760%	3/7/19		6,000	6,000
	Massachusetts GO VRDO	1.710%	3/7/19		20,000	20,000
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) CP	1.760%	3/11/19		10,000	10,000
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) VRDO	1.680%	3/7/19		10,275	10,275
	Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	1.720%	3/7/19		14,700	14,700
	Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	1.720%	3/1/19		4,800	4,800
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.740%	3/7/19		10,700	10,700
						122,238
Michigan (3.3%)
	Grand Traverse County MI Hospital Finance Authority Revenue VRDO	1.720%	3/1/19	LOC	5,000	5,000
	Michigan Building Authority Revenue VRDO	1.720%	3/7/19	LOC	19,225	19,225
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.770%	3/7/19	LOC	15,700	15,700
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.770%	3/7/19		9,300	9,300

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
1	Michigan State University Revenue TOB VRDO	1.760%	3/1/19	LOC	15,675	15,675
	Oakland University of Michigan Revenue VRDO	1.740%	3/7/19	LOC	2,740	2,740
	University of Michigan Revenue VRDO	1.700%	3/7/19		29,725	29,725
						97,365
Minnesota (1.4%)
	Hennepin MN GO VRDO	1.720%	3/7/19		20,900	20,900
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	1.710%	3/1/19	LOC	8,050	8,050
	Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue (Allina Health System) VRDO	1.720%	3/1/19	LOC	8,200	8,200
	University of Minnesota Revenue CP	1.700%	5/1/19		5,785	5,784
						42,934
Mississippi (2.3%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.720%	3/1/19		31,795	31,795
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.720%	3/1/19		21,500	21,500
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) VRDO	1.720%	3/7/19		14,825	14,825
						68,120
Missouri (3.8%)
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	1.710%	3/1/19		27,820	27,820
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	1.710%	3/1/19		31,615	31,615
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System) VRDO	1.720%	3/7/19		7,870	7,870
	Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	1.710%	3/1/19	LOC	15,660	15,660
1	North Kansas City MO School District GO TOB VRDO	1.750%	3/1/19		19,900	19,900
	St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional Medical Center) VRDO	1.710%	3/1/19	LOC	9,100	9,100
						111,965
Multiple States (3.3%)
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.760%	3/7/19	LOC	9,875	9,875
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.820%	3/7/19	LOC	25,000	25,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.790%	3/7/19	LOC	10,000	10,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.820%	3/7/19		21,500	21,500
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.820%	3/7/19	LOC	31,500	31,500
						97,875
Nebraska (0.7%)
	Lancaster County NE Hospital Authority Revenue (BryanLGH Medical Center) VRDO	1.710%	3/1/19	LOC	20,540	20,540

Nevada (1.0%)
	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.740%	3/7/19	LOC	13,900	13,900
	Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	1.740%	3/7/19	LOC	8,550	8,550
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.770%	3/7/19		7,440	7,440
						29,890
New Jersey (0.3%)
1	Rutgers State University New Jersey Revenue TOB VRDO	1.750%	3/7/19		1,000	1,000
	Rutgers State University New Jersey Revenue VRDO	1.690%	3/1/19		9,300	9,300
						10,300
New York (20.5%)
1	Battery Park City Authority New York Revenue TOB VRDO	1.750%	3/1/19	LOC	40,410	40,410
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.770%	3/7/19	LOC	2,280	2,280
	New York City NY GO VRDO	1.720%	3/1/19		8,900	8,900
	New York City NY GO VRDO	1.730%	3/1/19		5,345	5,345
	New York City NY GO VRDO	1.730%	3/1/19		16,925	16,925
	New York City NY GO VRDO	1.730%	3/1/19	LOC	2,300	2,300
	New York City NY GO VRDO	1.750%	3/1/19	LOC	9,100	9,100
	New York City NY GO VRDO	1.750%	3/1/19		14,285	14,285

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY GO VRDO	1.750%	3/1/19	LOC	1,760	1,760
	New York City NY GO VRDO	1.740%	3/7/19	LOC	6,200	6,200
	New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	1.730%	3/7/19	LOC	26,280	26,280
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West Street) VRDO	1.750%	3/7/19	LOC	12,050	12,050
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.750%	3/7/19	LOC	25,000	25,000
	New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	1.750%	3/7/19	LOC	31,600	31,600
1	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue TOB VRDO	1.750%	3/1/19	LOC	17,400	17,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.700%	3/1/19		8,500	8,500
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19		20,350	20,350
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19		9,025	9,025
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19		5,545	5,545
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.720%	3/1/19		14,100	14,100
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.730%	3/1/19		2,500	2,500
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.760%	3/7/19		2,810	2,810
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.750%	3/7/19		3,000	3,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.720%	3/1/19		16,430	16,430
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.720%	3/1/19		5,300	5,300
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	3/1/19		14,450	14,450
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	3/1/19		3,600	3,600
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.730%	3/1/19		6,800	6,800
	New York City NY Transitional Finance Authority Recovery Revenue VRDO	1.720%	3/1/19		2,310	2,310
1	New York City NY Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.760%	3/7/19		3,505	3,505
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.720%	3/7/19	LOC	7,300	7,300
	New York Metropolitan Transportation Authority Revenue VRDO	1.720%	3/1/19	LOC	10,365	10,365
	New York Metropolitan Transportation Authority Revenue VRDO	1.730%	3/7/19	LOC	29,462	29,462
	New York State Dormitory Authority Revenue (City University System) VRDO	1.740%	3/7/19	LOC	22,900	22,900
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.730%	3/7/19	LOC	5,850	5,850
	New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.750%	3/7/19	LOC	12,975	12,975
	New York State Housing Finance Agency Housing Revenue (8 East 102nd Street) VRDO	1.730%	3/7/19	LOC	29,910	29,910
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.730%	3/7/19	LOC	5,000	5,000
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.740%	3/7/19	LOC	28,990	28,990
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.740%	3/7/19		10,000	10,000
1	New York State Urban Development Corp. Revenue TOB VRDO	1.760%	3/7/19		10,225	10,225
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.800%	3/7/19	LOC	16,700	16,700
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.800%	3/7/19	LOC	20,000	20,000
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.740%	3/7/19		5,600	5,600
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.750%	3/7/19		1,220	1,220
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.750%	3/7/19		8,290	8,290
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.760%	3/7/19		7,190	7,190
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.700%	3/1/19	LOC	20,000	20,000
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.710%	3/1/19	LOC	3,200	3,200
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.720%	3/1/19	LOC	14,950	14,950
						608,187
North Carolina (1.6%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina Hospitals at Chapel Hill) VRDO	1.720%	3/7/19		17,130	17,130
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.730%	3/1/19		800	800
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.730%	3/7/19		31,000	31,000
						48,930
Ohio (3.3%)
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.730%	3/7/19		11,700	11,700
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.740%	3/7/19		4,150	4,150
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.730%	3/7/19	LOC	4,930	4,930

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.730%	3/7/19	LOC	4,755	4,755
	Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	1.730%	3/7/19	LOC	2,710	2,710
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.730%	3/7/19	LOC	1,375	1,375
	Franklin County OH Revenue VRDO	1.720%	3/7/19		10,300	10,300
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	1.730%	3/7/19		10,000	10,000
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	1.740%	3/7/19		7,200	7,200
1	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	1.780%	3/7/19	LOC	29,550	29,550
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.730%	3/7/19		10,770	10,770
						97,440
Oregon (0.7%)
	Oregon Facilities Authority Revenue (PeaceHealth) VRDO	1.710%	3/1/19	LOC	20,000	20,000

Pennsylvania (6.0%)
	Allegheny County PA Higher Education Building Authority University Revenue (Carnegie Mellon University) VRDO	1.680%	3/1/19		17,700	17,700
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	23,300	23,300
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.750%	3/1/19	LOC	28,750	28,750
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.740%	3/7/19		2,400	2,400
	Butler County PA General Authority Revenue (North Allegheny School District Project) VRDO	1.740%	3/7/19		3,895	3,895
	Delaware Valley PA Regional Finance Authority Revenue VRDO	1.750%	3/7/19	LOC	12,480	12,480
	Haverford Township PA School District GO VRDO	1.750%	3/7/19	LOC	4,035	4,035
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.750%	3/7/19		2,700	2,700
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.720%	3/7/19	LOC	7,030	7,030
1	Pennsylvania Turnpike Commission Revenue PUT TOB	1.750%	3/1/19	(4)LOC	26,600	26,600
1	Pennsylvania Turnpike Commission Revenue PUT TOB	1.750%	3/1/19	(4)LOC	36,590	36,590
	Philadelphia PA Gas Works Revenue VRDO	1.690%	3/7/19	LOC	13,300	13,300
						178,780
Rhode Island (0.4%)
	Narragansett RI Commission Wastewater System Revenue VRDO	1.730%	3/7/19	LOC	11,300	11,300

South Carolina (1.5%)
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health) VRDO	1.710%	3/1/19	LOC	35,000	35,000
	Spartanburg SC School District BANS	5.000%	11/15/19		10,000	10,234
						45,234
Tennessee (3.0%)
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.740%	3/1/19	LOC	15,835	15,835
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.750%	3/1/19		16,125	16,125
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.740%	3/1/19	LOC	29,900	29,900
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.740%	3/1/19	LOC	1,000	1,000
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.750%	3/1/19	LOC	720	720
	Shelby County TN GO VRDO	1.750%	3/7/19		24,300	24,300
						87,880
Texas (11.1%)
	Austin TX Hotel Occupancy Tax Revenue VRDO	1.740%	3/7/19	LOC	8,665	8,665
1	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.770%	3/7/19		6,620	6,620
	Gulf Coast Waste Disposal Authority TX VRDO	1.720%	3/1/19		23,000	23,000
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	1.750%	3/1/19	LOC	9,100	9,100
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.730%	3/1/19		15,200	15,200
	Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System) VRDO	1.730%	3/1/19		32,360	32,360
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	1.700%	4/2/19		5,580	5,580
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) VRDO	1.730%	3/7/19		16,530	16,530
	Houston TX Utility System Revenue VRDO	1.760%	3/7/19	LOC	9,950	9,950

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.750%	3/7/19		23,700	23,700
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.770%	3/7/19		5,000	5,000
	San Antonio TX Water Revenue CP	1.640%	3/7/19		20,000	19,999
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) VRDO	1.720%	3/1/19	LOC	11,250	11,250
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	1.710%	3/1/19	LOC	35,300	35,300
	Texas Revenue	4.000%	8/29/19		40,000	40,444
	University of Texas System Permanent University Fund CP	1.580%	3/6/19		12,500	12,500
	University of Texas System Revenue Financing System Revenue CP	1.760%	3/4/19		5,000	5,000
	University of Texas System Revenue Financing System Revenue CP	1.700%	5/1/19		20,000	19,997
	University of Texas System Revenue Financing System Revenue VRDO	1.720%	3/7/19		9,695	9,695
	University of Texas System Revenue Financing System Revenue VRDO	1.750%	3/7/19		20,100	20,100
						329,990
Utah (1.1%)
	Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	1.750%	3/7/19	LOC	21,680	21,680
	Murray City UT Hospital Revenue (IHC Health Services Inc. Obligated Group) VRDO	1.740%	3/7/19		9,900	9,900
						31,580
Virginia (0.7%)
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	1.750%	3/7/19		10,400	10,400
	Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/19		11,700	11,746
						22,146
Washington (0.8%)
1	King County WA Sewer Revenue TOB VRDO	1.770%	3/7/19		8,105	8,105
1	Seattle WA Drain and Wastewater Revenue TOB PUT	1.750%	3/1/19		14,550	14,550
						22,655
West Virginia (0.2%)
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	1.750%	3/7/19	LOC	4,850	4,850

Wisconsin (1.0%)
	Milwaukee WI Revenue	4.000%	9/30/19		5,000	5,065
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.770%	3/7/19		13,500	13,500
	Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin) VRDO	1.710%	3/1/19	LOC	2,500	2,500
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.750%	3/7/19		9,200	9,200
						30,265
Wyoming (0.7%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.720%	3/1/19		11,050	11,050
	Wyoming Community Development Authority VRDO	1.780%	3/7/19		9,000	9,000
						20,050
Total Investments (99.6%) (Cost $2,953,024)						2,953,116

Amount
($000)
Other Assets and Liabilities (0.4%)
Other Assets
Receivables for Investment Securities Sold	5,315
Receivables for Accrued Income	6,542
Other Assets	12
Total Other Assets	11,869
Liabilities
Payables to Vanguard	(13)
Total Liabilities	(13)

Municipal Cash Management Fund

Net Assets (100%)
Applicable to 29,645,811 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,964,972
Net Asset Value Per Share	$100.01

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,964,858
Total Distributable Earnings (Loss)	114
Net Assets	2,964,972

•    See Note A in Notes to Financial Statements.

1   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $626,870,000, representing 21.1% of net assets.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	17,248
Total Income	17,248
Expenses
The Vanguard Group—Note B
Management and Administrative	109
Custodian Fees	7
Total Expenses	116
Expenses Paid Indirectly	(7)
Net Expenses	109
Net Investment Income	17,139
Realized Net Gain (Loss) on Investment Securities Sold	26
Change in Unrealized Appreciation (Depreciation) of Investment Securities	90
Net Increase (Decrease) in Net Assets Resulting from Operations	17,255

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Six Months
	Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,139	25,299
Realized Net Gain (Loss)	26	(3)
Change in Unrealized Appreciation (Depreciation)	90	1
Net Increase (Decrease) in Net Assets Resulting from Operations	17,255	25,297
Distributions
Net Investment Income	(17,150)	(25,304)
Realized Capital Gain	—	—
Total Distributions	(17,150)	(25,304)
Capital Share Transactions
Issued	3,610,221	1,318,776
Issued in Lieu of Cash Distributions	17,150	25,304
Redeemed	(2,597,688)	(1,865,134)
Net Increase (Decrease) from Capital Share Transactions	1,029,683	(521,054)
Total Increase (Decrease)	1,029,788	(521,061)
Net Assets
Beginning of Period	1,935,184	2,456,245
End of Period	2,964,972	1,935,184

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016[1]	2015[1]	2014[1]
Net Asset Value, Beginning of Period	$100.01	$100.01	$100.01	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.779	1.190	.718	.190	.040	.100
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	.010	—	—
Total from Investment Operations Distributions	.779	1.190	.718	.200	.040	.100
Dividends from Net Investment Income	(.779)	(1.190)	(.718)	(.190)	(.040)	(.100)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.779)	(1.190)	(.718)	(.190)	(.040)	(.100)
Net Asset Value, End of Period	$100.01	$100.01	$100.01	$100.01	$100.00	$100.00

Total Return	0.78%	1.20%	0.72%	0.20%	0.04%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,965	$1,935	$2,456	$3,110	$3,197	$4,247
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.18%	0.72%	0.19%	0.04%	0.06%

The expense ratio and net investment income ratio for the current period have been annualized.

1  Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015-2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Municipal Cash Management Fund

B.  In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	2,953,024
Gross Unrealized Appreciation	98
Gross Unrealized Depreciation	(6)
Net Unrealized Appreciation (Depreciation)	92

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $3,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $456,995,000 and $199,045,000, respectively.

Municipal Cash Management Fund

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	February 28, 2019	August 31, 2018
	Shares	Shares
	(000)	(000)
Issued	36,099	13,188
Issued in Lieu of Cash Distributions	171	253
Redeemed	(25,975)	(18,651)
Net Increase (Decrease) in Shares Outstanding	10,295	(5,210)

H. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

© 2019 The Vanguard Group, Inc.

CMT2 042019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.